Impairment testing (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of sensitivity analysis

in € thousand except ratios	IXIARO	DUKORAL	IXCHIQ	CTM*
WEIGHTED AVERAGE COST OF CAPITAL (WACC)
2023	9.08%	8.94%	9.04%	—%
2022	8.34%	8.30%	8.25%	9.50%
BREAK-EVEN WACC
2023	81.06%	8.04%	113.62%	—%
2022	56.27%	7.59%	113.60%	15.00%
Impairment if WACC increases by 1% (in € thousand)
2023	NO	3,330	NO	—
2022	NO	5,095	NO	NO
Impairment if sales reduce by 10% (in € thousand)
2023	NO	6,508	NO	—
2022	NO	4,023	NO	1
* CTM CGU was sold in July 2023, see Note 5.1.1.